Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 - Income Taxes

The Company incurred a net operating loss for the three months ended March 31, 2024, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. On March 31, 2024, the Company had approximately $8.5 million of federal net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2041.

The effective income tax rate for the three months ended March 31, 2024 and 2023, was 21%.

The Company has incurred cumulative losses which make realization of a deferred tax asset difficult to support in accordance with ASC 740. Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, a valuation allowance has been recorded against the Federal and state deferred tax assets as of March 31, 2024 and December 31, 2023.

Additionally, in accordance with ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

Note 21 – Income Taxes

The Company incurred a net operating loss for the period from November 19, 2021 (the effective date of the conversion from a limited liability company to a corporation) through December 31, 2023 and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At December 31, 2023, the Company had approximately $8,000,000 of federal net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2041.

The provision (benefit) for income taxes for the period from November 19, 2021 (the effective date of the conversion from a limited liability company to a corporation) through December 31, 2023 were assuming a 21% effective tax rate.

The components of the Company’s deferred tax asset are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$1,680,000	$932,400

Net deferred tax assets before valuation allowance	$1,680,000	$932,400
Less: Valuation allowance	(1,680,000)	(932,400)
Net deferred tax assets	$-	$-

The Company has incurred cumulative losses which make realization of a deferred tax asset difficult to support in accordance with ASC 740. Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2023.

In accordance with ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.